Document and Entity Information	Sep. 21, 2021
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001544227
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Sep. 21, 2021
Entity Registrant Name	TEMPEST THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-35890
Entity Tax Identification Number	45-1472564
Entity Address, Address Line One	7000 Shoreline Court
Entity Address, Address Line Two	Suite 275
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(415)
Local Phone Number	798-8589
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	TPST
Entity Emerging Growth Company	false